                            [METROPOLITAN WEST LOGO]

                            METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND

                             LOW DURATION BOND FUND

                               ALPHATRAK 500 FUND

                                 ANNUAL REPORT

                                 March 31, 2000

                            METROPOLITAN WEST FUNDS

Dear Shareholder,

At the third anniversary of Metropolitan West Funds, we thank you for your continued support!

We are pleased to enclose the March 31, 2000 Annual Report for the Metropolitan West Low Duration and Total Return Bond Funds and the Metropolitan West AlphaTrak 500 Fund.

In a difficult market environment characterized by rising interest rates and heightened market volatility, the Funds enjoyed modest outperformance relative to their respective benchmarks for the twelve months ended March 31, 2000. This outperformance was achieved through our investment philosophy of strategic diversification in which we seek to add value from our (1) duration decision,
(2) yield curve positioning, (3) sector selection, (4) issue selection, and (5) execution. For the most recent time periods, the favorable performance was attributable to maintaining durations which were defensive relative to the indices and by emphasizing the corporate sector, which offered yield advantages over Treasury securities.

Returns to the Funds, net of fees and expenses, were as follows:

                                         ONE YEAR         SINCE INCEPTION
                                       PERIOD ENDED     (ANNUALIZED) THROUGH
                                      MARCH 31, 2000       MARCH 31, 2000
                                      --------------    --------------------
Metropolitan West Low Duration Bond        +6.22%               +7.14%
  Fund (Inception 3/31/97)
Merrill Lynch 1-3 Year US Treasury         +3.74%               +5.76%
  Index*
Metropolitan West Total Return Bond        +3.39%               +8.56%
  Fund (Inception 3/31/97)
Lehman Bros. Aggregate Index*              +1.88%               +6.70%
Metropolitan West AlphaTrak 500 Fund      +19.28%              +21.06%
  (Inception 6/29/98)
S&P 500 Equity Index*                     +17.95%              +18.50%

---------

* An unmanaged index.

Another recent development at Metropolitan West Funds has been the addition of institutionally priced share classes for the Total Return and Low Duration Funds. These Class I shares will be managed with the exact investment philosophy and process as the original (now known as Class M) shares. The Class I shares require a minimum investment of $3 million.

Our enhanced S&P 500 Index strategy, the AlphaTrak 500 Fund can now be found together with the Bond Funds in the business section of many daily newspapers.

--------------------------------------------------------------------------------

The family of Metropolitan West Funds now consists of the following:

                                                              NASDAQ
FUND                                                          TICKER
----                                                          ------
Metropolitan West Total Return Fund (Class M)                  MWTRX
Metropolitan West Low Duration Fund (Class M)                  MWLDX
Metropolitan West Total Return Fund (Class I)                  MWTIX
Metropolitan West Low Duration Fund (Class I)                  MWLIX
Metropolitan West AlphaTrak 500 Fund                           MWATX

Again, we thank you for your continued confidence and participation in Metropolitan West Funds. For more information about our Funds, including the new share class, or to obtain a prospectus, please feel free to contact us directly at (310) 966-8900. Please read the prospectus carefully before you invest or send money.

Sincerely,

/s/ Scott Dubchansky
Scott Dubchansky
President and Trustee

Past performance does not guarantee future results. Share prices and returns will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Unlike a mutual fund, the performance of an unmanaged index assumes no transaction costs, taxes, management fees, or other expenses. A direct investment in an index is not possible. U.S. Treasury bonds, unlike mutual funds, are insured direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity.

  The Metropolitan West Funds are distributed by Provident Distributors, Inc.
                 3200 Horizon Drive, King of Prussia, PA 19406
            To be preceded or accompanied by a prospectus. DFU 5/00

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Total Return Bond Fund with the performance of the Lehman Aggregate Index. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund were 3.39% and 8.56%, respectively. The graph assumes that distributions were reinvested.

                    METROPOLITAN WEST TOTAL RETURN BOND FUND
[Performance Chart]         TOTAL RETURN PERFORMANCE

                                                                     TOTAL RETURN BOND                LEHMAN AGGREGATE INDEX
                                                                     -----------------                ----------------------
Mar-97                                                                    10000.0                            10000.0
                                                                          10127.6                            10150.0
                                                                          10249.1                            10246.0
Jun-97                                                                    10391.2                            10368.0
                                                                          10696.9                            10648.0
                                                                          10637.4                            10558.0
Sep-97                                                                    10776.5                            10714.0
                                                                          10939.7                            10869.0
                                                                          11051.8                            10919.0
Dec-97                                                                    11187.5                            11030.0
                                                                          11323.2                            11171.0
                                                                          11314.5                            11162.0
Mar-98                                                                    11370.6                            11200.0
                                                                          11454.5                            11258.1
                                                                          11550.1                            11365.1
Jun-98                                                                    11665.2                            11461.7
                                                                          11703.2                            11485.7
                                                                          11722.5                            11673.0
Sep-98                                                                    11928.4                            11946.1
                                                                          12040.3                            11882.8
                                                                          12216.0                            11950.5
Dec-98                                                                    12298.7                            11986.4
                                                                          12416.0                            12071.5
                                                                          12173.6                            11860.2
Mar-99                                                                    12375.8                            11925.5
                                                                          12445.6                            11963.6
                                                                          12331.1                            11858.3
Jun-99                                                                    12347.5                            11820.4
                                                                          12341.0                            11770.8
                                                                          12395.7                            11764.9
Sep-99                                                                    12462.6                            11901.3
                                                                          12518.0                            11945.4
                                                                          12501.1                            11944.2
Dec-99                                                                    12510.0                            11886.9
                                                                          12503.9                            11847.6
                                                                          12620.7                            11991.0
Mar-00                                                                    12795.9                            12149.3

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Low Duration Bond Fund with the performance of the Merrill Lynch 1-3 Year U.S. Treasury Index. The one year and average annual since inception total returns for the Metropolitan West Low Duration Fund were 6.22% and 7.14%, respectively. The graph assumes that distributions were reinvested.

                    METROPOLITAN WEST LOW DURATION BOND FUND
[Performance Chart]         TOTAL RETURN PERFORMANCE

                                                                                              MERRILL LYNCH 1-3 YR. U.S. TREASURY
                                                                  LOW DURATION BOND                          INDEX
                                                                  -----------------           -----------------------------------
Mar-97                                                                 10000.0                              10000.0
                                                                       10087.2                              10082.0
                                                                       10167.9                              10151.0
Jun-97                                                                 10242.9                              10221.0
                                                                       10358.5                              10333.0
                                                                       10397.1                              10342.0
Sep-97                                                                 10487.7                              10421.0
                                                                       10536.4                              10498.0
                                                                       10597.0                              10524.0
Dec-97                                                                 10682.9                              10596.0
                                                                       10786.3                              10699.0
                                                                       10812.9                              10708.0
Mar-98                                                                 10870.7                              10751.0
                                                                       10937.2                              10801.7
                                                                       11016.9                              10859.0
Jun-98                                                                 11085.4                              10915.5
                                                                       11154.7                              10966.5
                                                                       11061.2                              11104.4
Sep-98                                                                 11120.7                              11251.5
                                                                       11171.2                              11306.8
                                                                       11311.3                              11296.9
Dec-98                                                                 11396.9                              11336.8
                                                                       11484.9                              11381.7
                                                                       11434.4                              11326.2
Mar-99                                                                 11581.3                              11404.9
                                                                       11678.7                              11441.6
                                                                       11733.9                              11434.3
Jun-99                                                                 11776.5                              11469.9
                                                                       11811.3                              11506.3
                                                                       11846.0                              11539.5
Sep-99                                                                 11949.6                              11614.6
                                                                       11996.1                              11645.9
                                                                       12033.7                              11667.9
Dec-99                                                                 12106.8                              11684.3
                                                                       12161.6                              11680.0
                                                                       12212.3                              11758.2
Mar-00                                                                 12302.1                              11831.1

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West AlphaTrak 500 Fund with the performance of the S&P 500 Index. The one year and average annual since inception total returns for the Metropolitan West AlphaTrak 500 Fund were 19.28% and 21.06%, respectively. The graph assumes that distributions were reinvested.

                      METROPOLITAN WEST ALPHATRAK 500 FUND
[Performance Chart]         TOTAL RETURN PERFORMANCE

                                                                       ALPHATRAK 500                      S&P 500 INDEX
                                                                       -------------                      -------------
Jun-29-98                                                                10000.00                           10000.00
                                                                          9960.00                            9960.02
Jul-98                                                                    9880.00                            9853.97
                                                                          8290.00                            8429.29
Sep-98                                                                    9010.00                            8969.30
                                                                          9801.96                            9698.87
Nov-98                                                                   10487.50                           10286.60
                                                                         11079.80                           10879.40
Jan-99                                                                   11594.10                           11334.40
                                                                         11141.50                           10982.30
Mar-99                                                                   11727.90                           11421.60
                                                                         12162.30                           11864.00
May-99                                                                   11922.00                           11583.80
                                                                         12559.40                           12226.30
Jul-99                                                                   12188.70                           11845.10
                                                                         12114.50                           11786.10
Sep-99                                                                   11796.60                           11463.00
                                                                         12575.40                           12188.60
Nov-99                                                                   12812.50                           12437.30
                                                                         13577.00                           13169.80
Jan-00                                                                   12871.80                           12508.20
                                                                         12707.20                           12271.80
Mar-00                                                                   13988.50                           13471.90

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--91.33%
ASSET-BACKED         $ 2,250,000   Atherton Franchisee Loan Funding
SECURITIES--21.91%(3)              1999-A E, 8.25%, 10/15/15(4)      $  1,440,353
                       1,250,000   Empire Funding Home Loan Owner
                                   Trust 1999-1 M2, 9.00%, 05/25/30     1,251,172
                       5,300,000   Ena Clo Trust I A2, 8.13%,
                                   07/15/14(4)                          5,228,784
                       1,000,000   Falcon Franchise Loan LLC 1999-1
                                   D, 8.40%, 07/05/13(4)                  924,687
                       1,000,000   Falcon Franchise Loan LLC 1999-1
                                   E, 6.50%, 11/5/13(4)                   572,187
                       2,155,721   First Union Home Equity Loan
                                   Trust 1997-3 B, 7.39%, 03/25/29      2,067,808
                       1,000,000   Green Tree Financial Corp.
                                   1996-9 A6, 7.69%, 01/15/28           1,008,885
                       1,000,000   Green Tree Home Equity Loan
                                   Trust 1997-B M1, 7.65%, 04/15/27     1,004,435
                       4,250,000   Green Tree Home Equity Loan
                                   Trust 1998-C B2, 8.06%, 07/15/29     3,843,126
                       2,000,000   Green Tree Home Improvement Loan
                                   Trust 1997-E HEB2, 7.77%,
                                   01/15/29                             1,806,562
                       3,000,000   Green Tree Home Improvement Loan
                                   Trust 1998-B HEB2, 8.49%,
                                   11/15/29                             2,767,032
                       5,000,000   Green Tree Home Improvement Loan
                                   Trust 1998-B HEM2, 7.33%,
                                   11/15/29                             4,791,405
                       1,675,961   Green Tree Recreational
                                   Equipment & Consumer Trust
                                   1998-A A4H, 8.26%, 05/15/29          1,654,081
                       6,000,000   Newbury Funding CBO Ltd. 2000-1
                                   A1 (FRN), 6.47%, 02/15/05(4)         5,137,068
                       5,000,000   Norse CBO Ltd. 1A C1, 9.60%,
                                   08/13/10(4)                          4,221,485
                       2,000,000   Provident Bank Home Equity Loan
                                   Trust 1997-4 A3, 6.91%, 01/25/29     1,958,685
                       2,583,000   Residential Asset Mortgage
                                   Products, Inc. 2000-RZ1 A3,
                                   8.27%, 10/25/29                      2,618,498
                       3,550,000   Residential Funding Mortgage
                                   Securities I 1999-HI6 AI7,
                                   8.10%, 09/25/29                      3,578,347
                       2,250,000   Residential Funding Mortgage
                                   Securities I 2000-HI1 AI7,
                                   8.29%, 02/25/25                      2,292,538
                       1,000,000   Residential Funding Mortgage
                                   Securities I 2000-HI2 AI5,
                                   8.35%, 03/25/25                      1,024,724
                       6,000,000   Signature 3 Ltd. 3A C, 4.67%,
                                   08/27/13(4)                          5,758,128
                                                                     ------------
                                                                       54,949,990
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES--31.50%(2)
Banks--1.25%         $   500,000   Bergen Bank ASA (FRN), 6.50%,
                                   08/29/49                          $    389,500
                       2,100,000   First Chicago Bank, 7.95%,
                                   12/01/26(4)                          1,966,782
                         400,000   Okobank (FRN) (MTN), 6.63%,
                                   09/29/49                               391,040
                         400,000   Skandinavinska Enskilda (FRN)
                                   (MTN), 7.26%, 06/29/49                 394,940
                                                                     ------------
                                                                        3,142,262
                                                                     ------------
Brokerage Services     2,000,000   Bear Stearns Co., Inc., 7.25%,
--3.92%                            10/15/06                             1,947,470
                         750,000   Bear Stearns Co., Inc., 7.00%,
                                   03/01/07                               721,159
                       2,200,000   Donaldson, Lufkin, Jenrette,
                                   Inc., 6.88%, 11/01/05                2,111,892
                       2,000,000   Donaldson, Lufkin, Jenrette,
                                   Inc., (MTN), 6.90%, 10/01/07         1,888,760
                       1,500,000   Lehman Brothers Holdings, Inc.,
                                   8.50%, 05/01/07                      1,544,713
                       1,300,000   Lehman Brothers Holdings, Inc.,
                                   7.38%, 01/15/07                      1,258,577
                         400,000   Merrill Lynch & Co., Inc.,
                                   6.00%, 02/17/09                        357,022
                                                                     ------------
                                                                        9,829,593
                                                                     ------------
Electric Utilities       300,000   Alabama Power Co., 9.00%,
                                   12/01/24                               312,571
--0.45%                  800,000   Arkansas Power & Light Co.,
                                   8.75%, 03/01/26                        817,447
                                                                     ------------
                                                                        1,130,018
                                                                     ------------
Finance--11.26%        3,250,000   American Financial Group, 7.13%,
                                   04/15/09                             2,961,413
                         400,000   AT&T Capital Corp. (FRN) (MTN),
                                   7.12%, 12/05/00                        400,849
                         500,000   Bankers Trust Institutional
                                   Capital Trust B, 7.75%,
                                   12/01/26(4)                            460,641
                       7,400,000   Conseco Finance Trust III,
                                   8.80%, 04/01/27                      6,794,414
                       1,500,000   Crestar Capital Trust I, 8.16%,
                                   12/15/26                             1,461,763
                       4,900,000   Fairfax Financial Holdings,
                                   7.38%, 03/15/06                      4,421,985
                       2,500,000   Lumbermens Mutual Casualty Co.,
                                   9.15%, 07/01/26(4)                   2,537,155
                       1,300,000   Lumbermens Mutual Casualty Co.,
                                   8.30%, 12/01/37(4)                   1,100,738

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Finance (continued)  $ 2,500,000   Lumbermens Mutual Casualty Co.,
                                   8.45%, 12/01/97(4)                $  2,122,807
                       1,085,000   MBNA Corp. (FRN) (MTN), 6.84%,
                                   05/23/03                             1,081,669
                       4,000,000   Noble Aff/Atlantic Meth, 8.95%,
                                   12/15/04(4)                          3,937,560
                       1,000,000   Zurich Capital Trust I, 8.38%,
                                   06/01/37(4)                            958,944
                                                                     ------------
                                                                       28,239,938
                                                                     ------------
Industrial--9.20%        390,000   Cemex S.A. (MTN), 8.50%,
                                   08/31/00                               392,496
                       5,250,000   Harcourt General, Inc., 7.30%,
                                   08/01/97                             4,261,067
                       6,100,000   Husky Oil Ltd. (FRN), 8.90%,
                                   08/15/28                             5,809,157
                       3,300,000   Lockheed Martin Corp., 7.95%,
                                   12/01/05                             3,284,166
                       1,500,000   Mississippi Chemical, 7.25%,
                                   11/15/17                             1,324,500
                       7,000,000   Waste Management, Inc., 6.13%,
                                   07/15/01                             6,691,880
                       1,400,000   Waste Management, Inc., 6.63%,
                                   07/15/02                             1,308,749
                                                                     ------------
                                                                       23,072,015
                                                                     ------------
Real Estate              500,000   Developers Diversified Realty
Investment Trust                   Corp. (MTN), 6.84%, 12/16/04           461,581
(REIT)--5.42%          1,000,000   Developers Diversified Realty
                                   Corp. (MTN), 7.50%, 07/15/18           905,198
                       1,000,000   Health & Retirement Properties
                                   Trust, 7.50%, 10/01/03                 939,688
                       2,000,000   Health & Retirement Properties
                                   Trust, 6.70%, 02/23/05               1,853,006
                       1,700,000   Highwoods Excersiable Put
                                   Option, 7.19%, 06/15/04(4)           1,624,933
                         600,000   La Quinta Inns (MTN), 7.11%,
                                   10/17/01                               564,938
                       2,300,000   Rouse Co. (MTN), 8.09%, 05/16/05     2,290,020
                       1,000,000   Simon Property Group, Inc.,
                                   6.75%, 07/15/04                        942,770
                       2,000,000   United Dominion Realty Trust
                                   (MTN), 7.67%, 01/26/04               1,946,888
                       2,055,000   United Dominion Realty Trust,
                                   8.50%, 09/15/24                      2,053,177
                                                                     ------------
                                                                       13,582,199
                                                                     ------------
                                   TOTAL CORPORATES                    78,996,025
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED--32.20%(3)
Non-Agency           $   285,420   BA Mortgage Securities, Inc.
Mortgage-Backed                    1998-2 2B3, 6.50%, 06/25/13(4)    $    237,612
--22.19%                 344,393   BA Mortgage Securities, Inc.
                                   1998-3 2B3, 6.50%, 07/25/13(4)         286,761
                         362,277   BA Mortgage Securities, Inc.
                                   1998-4 2B3, 6.50%, 08/25/13(4)         300,746
                          98,300   Bear Stearns Mortgage
                                   Securities, Inc. 1997-7 4B4,
                                   7.00%, 01/25/13(4)                      83,201
                         119,159   Bear Stearns Mortgage
                                   Securities, Inc. 1998-5 B4,
                                   6.51%, 12/25/08(4)                     103,370
                       2,094,330   Bear Stearns Structured
                                   Products, Inc. 1999-1 D, 6.35%,
                                   11/30/13(4)                          1,689,207
                       6,000,000   BHN Mortgage Trust 2000-1 AF,
                                   8.00%, 03/31/11(4)                   5,620,386
                          55,421   Blackrock Capital Finance L.P.
                                   1997-R2 AP, 8.55%, 12/25/35(4)          56,851
                       3,000,000   Blaylock Mortgage Capital Corp.
                                   1997-A B1, 6.43%, 10/25/04(4)        2,806,407
                       2,000,000   Chase Mortgage Finance Corp.
                                   2000-S1 A6, 7.25%, 02/25/30          1,862,950
                       2,629,993   Citicorp Mortgage Securities,
                                   Inc. 1998-7 A4 (IO), 6.75%,
                                   08/25/28(6)                            329,867
                         215,935   CMC Securities Corp. III 1994-A
                                   A19, 4.27%, 02/25/24                   145,878
                         202,287   CMC Securities Corp. III 1998-1
                                   2B4, 6.50%, 04/25/13(4)                163,537
                          68,145   Collateralized Mortgage
                                   Obligation Trust 57 D, 9.90%,
                                   02/01/19                                71,403
                       3,810,068   Countrywide Alternative Loan
                                   Trust 1999-2 B2, 7.50%, 01/25/29     3,432,631
                         524,639   Countrywide Home Loans 1998-14
                                   B3, 6.50%, 09/25/13(4)                 433,401
                      89,381,630   DLJ Commercial Mortgage
                                   Acceptance Corp. 1999-CG2 S
                                   (IO), 0.46%, 06/10/24(6)             2,858,603
                       1,165,272   DLJ Mortgage Acceptance Corp.
                                   1992-Q8 A2, 7.28%, 11/25/22          1,169,628
                       1,304,334   DLJ Mortgage Acceptance Corp.
                                   1994-Q8 IIS (IO), 1.78%,
                                   05/25/24(6)                             54,730
                       5,046,604   DLJ Mortgage Acceptance Corp.
                                   1994-QE1 S (IO), 3.60%,
                                   04/25/24(4,6)                          276,478
                       1,211,318   DLJ Mortgage Acceptance Corp.
                                   1994-QE2 S (IO), 4.07%,
                                   06/25/24(4,6)                           71,964
                       7,641,570   DLJ Mortgage Acceptance Corp.
                                   1995-Q7 SA (IO), 3.05%,
                                   11/25/25(6)                            333,822
                       2,040,172   DLJ Mortgage Acceptance Corp.
                                   1995-QE11 SA (IO), 4.95%,
                                   12/25/25(6)                            138,507

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency           $ 5,139,240   DLJ Mortgage Acceptance Corp.
Mortgage-Backed                    1996-Q5 SA (IO), 3.33%,
                                   06/25/26(6)                       $    291,282
(continued)            6,213,521   DLJ Mortgage Acceptance Corp.
                                   1996-QA S (IO), 3.07%,
                                   01/25/26(4,6)                          255,842
                       3,996,856   DLJ Mortgage Acceptance Corp.
                                   1996-QE3 SA (IO), 4.12%,
                                   03/25/26(6)                            242,769
                         399,510   First Boston Mortgage Securities
                                   Corp. 1993-6 A2, 7.00%, 06/25/23       391,570
                         500,000   GE Capital Mortgage Services,
                                   Inc. 1994-6 A11, 6.50%, 04/25/24       424,522
                       3,405,169   IMPAC Secured Assets CMN Owner
                                   Trust 1999-2 A9 (IO),
                                   9.00%, 01/25/30                        825,754
                         365,256   Independent National Mortgage
                                   Corp. 1994-Q B4, 7.50%,
                                   09/25/14(4)                            332,155
                         206,811   Independent National Mortgage
                                   Corp. 1995-N A5, 7.50%, 10/25/25       204,583
                      82,149,340   LB Commercial Conduit Mortgage
                                   Trust 1998-C4 X (IO), 0.56%,
                                   09/15/23(6)                          2,882,867
                         784,856   Lehman Structured Securities
                                   Corp. 1996-1 E2, 8.00%, 06/25/26       773,942
                       3,843,018   Nomura Asset Securities Corp.
                                   1994-4A 2IO (IO), 1.23%,
                                   09/25/24(6)                             30,721
                         977,698   Norwest Asset Securities Corp.
                                   1998-4 1A7, 9.00%, 02/25/28            985,488
                       1,000,014   Norwest Integrated Structured
                                   Assets, Inc. 1999-2 1A2, 8.66%,
                                   09/25/29                               921,888
                         662,034   OCWEN Residential MBS Corp.
                                   1998-R2 AP, 6.62%, 11/25/34(4)         640,783
                         326,559   Residential Accredit Loans, Inc.
                                   1998-QS16 B1, 6.50%, 11/25/13          257,727
                       2,254,643   Residential Asset Securitization
                                   Trust 1999-A7, 7.50%, 10/25/29       2,028,475
                         163,955   Residential Funding Mortgage
                                   Securities I 1993-S42 A10,
                                   8.30%, 10/25/08                        158,755
                         806,084   Residential Funding Mortgage
                                   Securities I 1997-S16 M1, 6.75%,
                                   10/25/12                               712,125
                       2,000,000   Residential Funding Mortgage
                                   Securities I 1998-S2 A2, 7.00%,
                                   01/25/28                             1,916,030
                       3,238,375   Resolution Trust Corp. 1994-C1
                                   F, 8.00%, 06/25/26                   3,186,257
                         120,839   Resolution Trust Corp. 1995-2
                                   B6, 6.50%, 05/25/29                    119,136

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency           $ 1,116,504   Resolution Trust Corp. 1995-C2
Mortgage-Backed                    F, 7.00%, 05/25/27                $  1,087,475
(continued)              169,615   Ryland Mortgage Securities Corp.
                                   1991-18 4A, 14.00%, 11/25/31           178,392
                       6,500,000   Ryland Mortgage Securities Corp.
                                   III 1992-A 1C, 8.26%, 03/29/30       6,438,048
                         754,166   Ryland Mortgage Securities Corp.
                                   1994-5 M3, 6.62%, 10/25/23             534,398
                         337,165   Structured Asset Mortgage
                                   Investments, Inc. 1998-8 3B4,
                                   6.74%, 07/25/13                        274,473
                         150,000   Structured Asset Securities
                                   Corp. 1995-3B 2A1, 6.50%,
                                   01/28/24                               135,245
                       1,829,126   Structured Asset Securities
                                   Corp. 1995-C4 D, 7.00%, 06/25/26     1,797,930
                         850,000   Structured Asset Securities
                                   Corp. 1996-6 1A5, 7.50%,
                                   08/25/26                               825,805
                         151,140   Structured Mortgage Asset
                                   Residential Trust 1991-7 I (IO),
                                   14.27%, 12/25/22(6)                     31,392
                       4,448,951   Summit Mortgage Trust 2000-1 B1,
                                   6.14%, 12/28/12(4)                   4,229,978
                                                                     ------------
                                                                       55,643,747
                                                                     ------------
U.S. Agency            2,890,000   Fannie Mae, 7.50%, 04/15/30          2,840,321
Mortgage-Backed        2,000,000   Fannie Mae, 8.50%, 04/15/30          2,041,250
--10.01%                  57,305   Fannie Mae G94-12 B, 6.50%,
                                   09/17/22                                56,817
                         195,917   Fannie Mae 1992-143 SH, 8.75%,
                                   04/25/22                               197,729
                          37,903   Fannie Mae 1992-200 MC, 7.50%,
                                   08/25/22                                36,164
                         484,103   Fannie Mae 1993-115 S, 1.60%,
                                   07/25/23                               272,544
                         261,005   Fannie Mae 1993-189 SB, 6.40%,
                                   10/25/23                               204,666
                      10,679,884   Fannie Mae 1993-199 SD (IO),
                                   0.87%, 10/25/23                        223,210
                       1,999,490   Fannie Mae 1993-208 SE, 6.93%,
                                   11/25/23                             1,828,284
                         259,925   Fannie Mae 1993-221 SD, 9.00%,
                                   03/25/08                               258,804
                         194,460   Fannie Mae 1993-251 C, 6.50%,
                                   09/25/23                               191,806
                         283,712   Fannie Mae 1994-41 SC, 3.70%,
                                   03/25/24                               201,860

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency          $   861,709   Fannie Mae 1994-56 TA (IO),
Mortgage-Backed                    6.50%, 04/25/17                   $     21,373
(continued)              329,916   Fannie Mae 1995-10 Z, 6.50%,
                                   03/25/24                               318,797
                         271,230   Fannie Mae 1997-34 SA, 27.20%,
                                   10/25/23                               625,180
                       5,250,000   Fannie Mae 1997-44 SB (IO),
                                   2.10%, 06/25/08                        314,475
                         994,677   Fannie Mae 1998-26 SD, 6.26%,
                                   03/25/24                               832,116
                         935,312   Fannie Mae 1999-4 SC, 2.79%,
                                   01/25/24                               747,957
                         249,766   Fannie Mae Pool 233672, 7.57%,
                                   09/01/23                               256,295
                          69,952   Fannie Mae Pool 308798, 7.72%,
                                   04/01/25                                72,020
                         183,842   Fannie Mae Pool 312155, 7.47%,
                                   03/01/25                               186,828
                           6,158   Freddie Mac 1164 O, 637.54%,
                                   11/15/06                                77,971
                         132,414   Freddie Mac 1336 H, 7.75%,
                                   01/15/21                               132,890
                         213,238   Freddie Mac 1499 G, 7.00%,
                                   02/15/19                                 1,035
                         283,829   Freddie Mac 1515 SA, 8.61%,
                                   05/15/08                               281,279
                           3,948   Freddie Mac 1541 JA, 5.00%,
                                   12/15/22                                 3,491
                         898,928   Freddie Mac 1564 SA, 7.91%,
                                   08/15/08                               828,439
                          59,951   Freddie Mac 1564 SE, 8.23%,
                                   08/15/08                                59,374
                       1,636,000   Freddie Mac 1627 E, 6.00%,
                                   02/15/23                             1,477,403
                       1,806,858   Freddie Mac 1980 Z, 7.00%,
                                   07/15/27                             1,595,133
                       1,349,763   Freddie Mac 1985 SA, 8.01%,
                                   08/17/27                             1,186,526
                         134,706   Freddie Mac 2089 SA, 6.25%,
                                   07/15/15                               121,263
                         731,258   Freddie Mac 2098 TZ, 6.00%,
                                   01/15/28                               576,829
                      28,152,301   Freddie Mac 2136 SG (IO), 1.65%,
                                   03/15/29                             1,438,583
                       1,664,440   Freddie Mac 2156 S, 7.48%,
                                   05/15/29                             1,429,857
                      75,880,000   Government National Mortgage
                                   Association 1999-38 SP (IO),
                                   0.25%, 05/16/26                        447,692

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency          $ 1,042,557   Government National Mortgage
Mortgage-Backed                    Association Pool 470634, 6.50%,
(continued)                        07/15/29                          $    983,939
                       3,000,000   Government National Mortgage
                                   Association Pool, 6.00%,
                                   04/15/15                             2,744,065
                                                                     ------------
                                                                       25,114,265
                                                                     ------------
                                   TOTAL MORTGAGE-BACKED               80,758,012
                                                                     ------------
U.S. TREASURY NOTES--5.72%
                      13,716,000   U.S. Treasury Notes, 7.00%,
                                   07/15/06                            14,196,060
                         129,000   U.S. Treasury Notes, 8.13%,
                                   08/15/19                               156,816
                                                                     ------------
                                                                       14,352,876
                                                                     ------------
                                   TOTAL BONDS
                                   (Cost $233,352,807)                229,056,903
                                                                     ------------
SHORT TERM INVESTMENTS--7.37%
Commercial Paper       9,000,000   Ford Motor Credit Co.,
--5.57%                            6.04%(5), 04/10/00                   8,986,575
                       5,000,000   General Motors Acceptance Corp.,
                                   6.17%(5), 04/24/00                   4,980,801
                                                                     ------------
                                                                       13,967,376
                                                                     ------------
Money Market RIC       4,350,400   J.P. Morgan Institutional Prime
--1.73%                            Money Market                         4,350,400
                                                                     ------------
U.S. Treasury Bills      162,000   U.S. Treasury Bill, 5.51% to
--0.07%                            5.72%(5), 06/08/00                     160,310
                                                                     ------------
                                   TOTAL SHORT TERM INVESTMENTS
                                   (Cost $18,478,133)                  18,478,086
                                                                     ------------
                                   TOTAL INVESTMENTS--98.70%
                                   (Cost $251,830,940)(1)             247,534,989
                                   CASH AND OTHER ASSETS,
                                   LESS LIABILITIES--1.30%              3,258,697
                                                                     ------------
                                   NET ASSETS--100.00%               $250,793,686
                                                                     ============

                       FUTURES CONTRACTS: SHORT POSITIONS

NUMBER OF                                                         UNREALIZED
CONTRACTS                                                       (DEPRECIATION)
---------                                                       --------------
   (45)       U.S. Treasury 10 Year Note, June 2000               $(102,404)

   (31)       U.S. Long Bond, June 2000                            (106,375)
                                                                  ---------
                                                                  $(208,779)
                                                                  =========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

Notes:
(1) Cost for Federal income tax purposes is $251,856,552 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 2,308,564
Gross unrealized depreciation     (6,630,127)
                                 -----------
    Net unrealized depreciation  $(4,321,563)
                                 ===========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2000 was $55,580,931 representing 22.16% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

                                                                        % OF
              SECURITY                DATE OF PURCHASE      VALUE        TNA
              --------                ----------------    ----------    -----
Citicorp Mortgage Securities, Inc.
  1998-7 A4 (IO), 6.75%, 08/25/28         09/21/99        $  329,867     0.13%
DLJ Commercial Mortgage Corp.
  1999-CG2 S (IO), 0.46%, 06/10/24        08/01/99         2,858,603     1.14%
DLJ Mortgage Acceptance Corp.
  1994-Q8 IIS (IO), 1.86%, 05/25/24       06/19/97            54,730     0.02%
DLJ Mortgage Acceptance Corp.
  1994-QE1 S (IO), 3.60%, 04/25/24        07/01/99           276,478     0.11%
DLJ Mortgage Acceptance Corp.
  1994-QE2 S (IO), 4.02%, 06/25/24        01/06/99            71,964     0.03%
DLJ Mortgage Acceptance Corp.
  1995-Q7 SA (IO), 3.01%, 11/25/25        10/20/98           333,822     0.13%
DLJ Mortgage Acceptance Corp.
  1995-QE11 SA (IO), 4.93%, 12/25/25      03/30/99           138,507     0.06%
DLJ Mortgage Acceptance Corp.
  1996-Q5 SA (IO), 3.54%, 06/25/26        11/02/98           291,282     0.12%
DLJ Mortgage Acceptance Corp.
  1996-QA S (IO), 3.13%, 01/25/26         10/20/98           255,842     0.10%
DLJ Mortgage Acceptance Corp.
  1996-QE3 SA (IO), 4.07%, 03/25/26       01/22/99           242,769     0.10%
LB Commercial Conduit Mortgage Trust
  1998-C4 X (IO), 0.56%, 09/15/23         06/04/99         2,882,867     1.15%
Nomura Asset Securities Corp.
  1994-4A 2IO (IO), 1.23%, 09/25/24       06/01/99            30,721     0.01%
Structured Mortgage Asset
  Residential Trust 1991-7 I (IO),
  8.50%, 12/25/22                         06/25/97            31,392     0.01%
                                                          ----------      ---
                                                          $7,798,844     3.11%
                                                           ---------      ---
                                                           ---------      ---

(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 2000.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
BONDS--85.19%
ASSET-BACKED          $  1,205,980   Atherton Franchisee Loan
SECURITIES--26.36%(3)                Funding 1999-A E, 8.25%,
                                     10/15/15(4)                     $    772,017
                         5,000,000   Cit Group Home Equity Loan
                                     Trust 1997-1 M2, 7.10%,
                                     07/15/27                           4,863,425
                            26,345   Contimortgage Home Equity Loan
                                     Trust 1994-4 A6, 8.27%,
                                     12/15/24                              26,500
                         2,000,000   Delta Funding Home Equity Loan
                                     Trust 1996-2 A5, 8.01%,
                                     10/25/27(6)                        2,020,030
                        11,000,000   Empire Funding Home Loan Owner
                                     Trust 1999-1 M2, 9.00%,
                                     05/25/30                          11,010,318
                         6,840,460   Equicredit Funding Trust
                                     1996-A A3, 7.35%, 11/15/19         6,852,259
                           437,500   Falcon Franchise Loan LLC
                                     1999-1 D, 8.40%, 07/05/13(4)         404,551
                         1,586,500   Falcon Franchise Loan LLC
                                     1999-1 E, 6.50%, 01/05/14(4)         907,775
                         2,500,000   Firstcity Capital Home Equity
                                     Funding Corp. 1998-1 A4,
                                     6.72%, 06/25/28(4)                 2,374,217
                           937,270   First Union Home Equity Loan
                                     Trust 1997-3 B, 7.39%,
                                     03/25/29                             899,047
                         2,750,000   Green Tree Financial Corp.
                                     1994-1 A5, 7.65%, 04/15/19         2,779,648
                         1,210,000   Green Tree Home Equity Loan
                                     Trust 1997-B M1, 7.65%,
                                     04/15/27                           1,215,366
                         7,000,000   Green Tree Home Equity Loan
                                     Trust 1998-C B2, 8.06%,
                                     07/15/29                           6,329,855
                         1,800,000   Green Tree Home Improvement
                                     Loan Trust 1996-F HIM1, 7.30%,
                                     11/15/27                           1,765,323
                         5,000,000   Green Tree Home Improvement
                                     Loan Trust 1998-B HEB2, 8.49%,
                                     11/15/29                           4,611,720
                         6,750,000   Green Tree Home Improvement
                                     Loan Trust 1998-B HEM2, 7.33%,
                                     11/15/29                           6,468,397
                         4,600,000   Green Tree Home Improvement
                                     Loan Trust 1999-E M2, 9.45%,
                                     10/15/24                           4,820,657
                         2,648,018   Green Tree Recreational,
                                     Equipment & Consumer Trust
                                     1998-A A4H, 8.26%, 05/15/29        2,613,448
                         3,250,000   IMPAC Secured Assets CMN Owner
                                     Trust 1998-1 M2, 7.77%,
                                     07/25/25                           3,117,806
                         6,800,000   Newbury Funding CBO Ltd.
                                     2000-1 A3 (FRN), 8.85%,
                                     02/15/30(4)                        6,783,680

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
BONDS (CONTINUED)
ASSET-BACKED          $    427,234   New York City Tax Lien 1998-2A
SECURITIES                           A, 7.98%, 07/25/06(4)           $    422,363
(CONTINUED)                 49,165   Olympic Automobile Receivables
                                     Trust 1994-B A2, 6.86%,
                                     06/15/01                              49,204
                         9,000,000   Pegasus Aviation Lease
                                     Securitization 2000-1 B1,
                                     8.08%, 03/25/30(4)                 8,777,232
                         2,602,826   Residential Funding Mortgage
                                     Securities I 2000-HI1 AII,
                                     8.11%, 02/25/25                    2,603,641
                         2,000,000   Signature 3 Ltd. 3A C, 4.67%,
                                     08/27/13(4)                        1,919,376
                         5,582,730   Structured Settlements Fund
                                     1999-A A, 7.25%, 12/20/15(4)       5,450,140
                         7,212,000   TMI Home Loan Trust 1998 A4,
                                     7.56%, 05/25/18(4)                 7,088,040
                            54,847   UCFC Home Equity Loan 1994-B1
                                     A4, 7.45%, 06/10/11                   54,898
                                                                     ------------
                                                                       97,000,933
                                                                     ------------
CORPORATES--27.98%(2)
Banks--3.13%             2,100,000   AB Spintab (FRN), 8.03%,
                                     12/29/49(4)                        2,022,447
                           500,000   Christiania Bank (FRN), 6.25%,
                                     11/29/49                             394,025
                         4,000,000   Okobank (FRN) (MTN), 6.63%,
                                     09/29/49                           3,910,400
                           400,000   Skandinavinksa Enskilda (FRN)
                                     (MTN), 7.28%, 03/29/49               394,320
                         1,300,000   Skandinavinksa Enskilda (FRN)
                                     (MTN), 7.26%, 06/29/49             1,283,555
                         3,500,000   Wells Fargo Bank (FRN), 6.78%,
                                     05/02/05                           3,499,300
                                                                     ------------
                                                                       11,504,047
                                                                     ------------
Brokerage                7,270,000   Bear Stearns Capital Trust I
Services--8.45%                      (FRN), 7.00%, 01/15/27             7,132,044
                         3,000,000   Bear Stearns Co., Inc. (FRN)
                                     (MTN), 6.38%, 06/26/04             2,996,631
                         1,800,000   Bear Stearns Co., Inc. (FRN)
                                     (MTN), 6.57%, 03/18/05             1,801,273
                         5,000,000   Bear Stearns Co., Inc., 7.25%,
                                     10/15/06                           4,868,674
                         3,000,000   Donaldson, Lufkin, Jenrette,
                                     Inc., 6.88%, 11/01/05              2,879,852
                           550,000   Donaldson, Lufkin, Jenrette,
                                     Inc. (MTN), 6.90%, 10/01/07          519,409

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage Services    $  1,000,000   Donaldson, Lufkin, Jenrette,
(continued)                          Inc., 6.50%, 06/01/08           $    916,546
                         2,000,000   Goldman Sachs Group (MTN),
                                     7.20%, 11/01/06(4)                 1,939,722
                           200,000   Lehman Brothers Holdings,
                                     Inc., 6.63%, 11/15/00                199,371
                           250,000   Lehman Brothers Holdings, Inc.
                                     (FRN) (MTN), 6.61%, 02/20/01         250,175
                         3,000,000   Lehman Brothers Holdings, Inc.
                                     (FRN) (MTN), 6.64%, 01/30/02       2,989,800
                           500,000   Lehman Brothers Holdings, Inc.
                                     (FRN) (MTN), 6.77%, 03/17/07         496,600
                         4,000,000   Lehman Brothers Holdings,
                                     Inc., 8.50%, 05/01/07              4,119,236
                                                                     ------------
                                                                       31,109,333
                                                                     ------------
Electric                   600,000   Arkansas Power & Light Co.,
Utilities--0.17%                     8.75%, 03/01/26                      613,085
                                                                     ------------
Finance--6.95%           1,500,000   AT&T Capital Corp. (FRN)
                                     (MTN), 7.12%, 12/05/00             1,503,184
                         7,000,000   Fairfax Financial Holdings,
                                     7.38%, 03/15/06                    6,317,121
                         1,250,000   Lumbermens Mutual Casualty,
                                     8.30%, 12/01/37(4)                 1,058,402
                         6,000,000   Noble Aff/Atlantic Meth,
                                     8.95%, 12/15/04(4)                 5,906,339
                        10,892,049   Queens Funding Ltd., 7.48%,
                                     09/22/01                          10,780,950
                                                                     ------------
                                                                       25,565,996
                                                                     ------------
Industrial--5.66%        4,000,000   Harcourt General, Inc., 7.30%,
                                     08/01/97                           3,246,528
                         3,950,000   Husky Oil Ltd., 8.90%,
                                     08/15/28                           3,761,667
                         6,575,000   USA Waste Services, 6.50%,
                                     12/15/02                           6,110,147
                         2,035,000   Waste Management, Inc., 6.00%,
                                     05/15/01                           1,956,066
                         6,500,000   Waste Management, Inc., 4.00%,
                                     02/01/02                           5,749,900
                                                                     ------------
                                                                       20,824,308
                                                                     ------------
Real Estate              3,000,000   Highwoods Exercisable Put
Investment Trust                     Option, 7.19%, 06/15/04(4)         2,867,529
(REIT)--3.62%
                         3,300,000   La Quinta Inns (MTN), 7.11%,
                                     10/17/01                           3,107,158

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Real Estate           $  1,500,000   Rouse Co. (FRN) (MTN), 6.95%,
Investment Trust                     05/29/01                        $  1,498,369
(continued)              5,811,000   Rouse Co., 8.50%, 01/15/03         5,838,665
                                                                     ------------
                                                                       13,311,721
                                                                     ------------
                                     TOTAL CORPORATES                 102,928,490
                                                                     ------------
MORTGAGE-BACKED--30.80%(3)
Non-Agency                 195,420   Bear Stearns Mortgage
Mortgage-Backed                      Securities, Inc. 1993-8 AS16,
--23.90%                             10.75%, 08/25/24                     184,764
                         9,000,000   BHN Mortgage Trust 2000-1 AF,
                                     8.00%, 03/31/11(4)                 8,430,579
                           221,683   Blackrock Capital Finance L.P.
                                     1997-R2 AP, 8.55%, 12/25/35(4)       227,403
                           218,789   Chemical Mortgage Securities,
                                     Inc. 1993-2 A1, 6.95%,
                                     07/25/08                             217,961
                            68,325   Citicorp Mortgage Securities,
                                     Inc. 1988-16 A1, 10.00%,
                                     11/25/18                              71,124
                            95,682   Citicorp Mortgage Securities,
                                     Inc. 1991-5 A, 5.90%, 05/25/21        72,973
                           253,150   Citicorp Mortgage Securities,
                                     Inc. 1994-3 A12, 9.00%,
                                     02/25/24                             243,697
                            18,565   Collateralized Mortgage
                                     Securities Corp. X 1, 7.00%,
                                     06/01/06                              18,451
                           391,643   Countrywide Funding Corp.
                                     1993-11 A12, 8.50%, 02/25/09         377,752
                           100,000   Countrywide Funding Corp.
                                     1994-7 A7, 6.50%, 03/25/24            92,255
                         3,184,381   Countrywide Mortgage Backed
                                     Securities, Inc. 1993-D A12,
                                     7.50%, 01/25/09                    3,158,348
                       159,893,804   DLJ Commercial Mortgage Corp.
                                     1999-CG2 S (IO), 0.46%,
                                     06/10/24(6)                        5,113,724
                           367,654   DLJ Mortgage Acceptance Corp.
                                     1993-Q18 SC (IO), 2.81%,
                                     01/25/24(6)                            4,985
                         1,318,690   DLJ Mortgage Acceptance Corp.
                                     1994-QE1 A1, 8.06%,
                                     04/25/24(4)                        1,316,745
                         8,104,183   DLJ Mortgage Acceptance Corp.
                                     1994-Q8 IIS (IO), 1.78%,
                                     05/25/24(6)                          340,052
                           890,875   DLJ Mortgage Acceptance Corp.
                                     1995-QE11 SA (IO), 4.95%,
                                     12/25/25(6)                           60,482
                         7,160,325   DLJ Mortgage Acceptance Corp.
                                     1996-QA S (IO), 3.07%,
                                     01/25/26(4,6)                        294,826
                         1,852,859   DLJ Mortgage Acceptance Corp.
                                     1996-Q5 SA (IO), 3.33%,
                                     06/25/26(6)                          105,016

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $    599,265   First Boston Mortgage
Mortgage-Backed                      Securities Corp. 1993-6 A2,
(continued)                          7.00%, 06/25/23                 $    587,355
                         2,279,210   GE Capital Mortgage Services,
                                     Inc. 1992-12F F1, 7.00%,
                                     10/25/07                           2,240,885
                            80,053   GE Capital Mortgage Services,
                                     Inc. 1993-10 A2, 9.00%,
                                     09/25/23                              80,876
                           953,284   GE Capital Mortgage Services,
                                     Inc. 1996-4 A5, 7.00%,
                                     03/25/26                             898,656
                            59,559   Guardian Savings & Loan
                                     Association 1988-2 A, 6.62%,
                                     09/25/18                              59,127
                            14,336   Guardian Savings & Loan
                                     Association 1988-5 A, 6.52%,
                                     12/25/18                              14,283
                           344,686   Independent National Mortgage
                                     Corp. 1995-N A5, 7.50%,
                                     10/25/25                             340,972
                       163,660,393   LB Commercial Conduit Mortgage
                                     Trust 1998-C4 X (IO), 0.56%,
                                     09/15/23(6)                        5,743,334
                         9,958,151   Lehman Structured Securities
                                     Corp. 1996-1 E2, 8.00%,
                                     06/25/26                           9,819,673
                         6,000,000   Merrill Lynch Mortgage
                                     Investors, Inc. 1994-M1 E,
                                     8.44%, 06/25/22(4)                 5,929,410
                            41,662   Norwest Asset Securities Corp.
                                     1997-5 A2, 7.00%, 04/25/12            41,462
                         1,327,716   Norwest Asset Securities Corp.
                                     1998-15 A15, 8.00%, 07/25/28       1,330,909
                         1,200,016   Norwest Integrated Structured
                                     Assets, Inc. 1999-2 1A2,
                                     8.66%, 09/25/29                    1,106,265
                           245,831   Paine Webber Mortgage
                                     Acceptance Corp. 1993-9 A6,
                                     7.00%, 10/25/23                      242,302
                         4,452,269   PNC Mortgage Securities Corp.
                                     1999-9 2A1, 7.50%, 09/25/29        4,411,642
                         3,727,012   Prudential Home Mortgage
                                     Securities 1995-A 2B, 8.68%,
                                     03/28/25(4)                        3,788,590
                           500,000   Residential Funding Mortgage
                                     Securities I 1993-S26 A9,
                                     7.50%, 07/25/23                      493,047
                           147,205   Residential Funding Mortgage
                                     Securities I 1996-S14 A11,
                                     8.00%, 05/25/26                      147,461
                           300,000   Residential Funding Mortgage
                                     Securities I 1997-S12 A17,
                                     7.25%, 08/25/27                      290,162

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $  2,000,000   Residential Funding Mortgage
Mortgage-Backed                      Securities I 1998-S2 A2,
(continued)                          7.00%, 01/25/28                 $  1,916,030
                         4,272,426   Resolution Trust Corp. 1994-C1
                                     F, 8.00%, 06/25/26                 4,203,666
                           161,118   Resolution Trust Corp. 1995-2
                                     B6, 6.50%, 05/25/29                  158,848
                           767,830   Resolution Trust Corp. 1995-C1
                                     E, 6.90%, 02/25/27                   721,895
                         1,838,948   Resolution Trust Corp. 1995-C2
                                     F, 7.00%, 05/25/27                 1,791,135
                           511,255   Ryland Acceptance Corp. IV 28
                                     1, 11.50%, 12/25/16                  525,554
                           187,500   Ryland Mortgage Securities
                                     Corp. 1993-3 2E, 6.71%,
                                     08/25/08                             186,128
                         6,000,000   Ryland Mortgage Securities
                                     Corp. III 1992-A 1C, 8.26%,
                                     03/29/30                           5,942,814
                           700,031   Ryland Mortgage Securities
                                     Corp. III 1992-D 1A, 7.98%,
                                     09/25/22                             697,241
                         2,548,081   Sasco Floating Rate Commercial
                                     Mortgage Trust 1998-C3A E,
                                     6.30%, 02/25/28(4)                 2,525,493
                         4,801,137   Sasco Floating Rate Commercial
                                     Mortgage Trust 1998-C3A E,
                                     6.88%, 06/25/01(4)                 4,734,665
                            79,585   SLH Mortgage Trust 1990-1 G,
                                     9.60%, 03/25/21                       79,271
                         2,000,000   Structured Asset Securities
                                     Corp. 1996-6 1A5, 7.50%,
                                     08/25/26                           1,943,070
                         2,249,000   Structured Asset Securities
                                     Corp. 1996-C3 D, 8.00%,
                                     06/25/30(4)                        2,251,460
                         1,423,377   Structured Asset Securities
                                     Corp. 1996-C3 E, 8.39%,
                                     06/25/30(4)                        1,414,261
                           990,155   Summit Mortgage Trust 2000-1
                                     B1, 6.14%, 12/28/12(4)               941,420
                                                                     ------------
                                                                       87,930,499
                                                                     ------------
U.S. Agency                 18,666   Fannie Mae 1990-14 H, 7.95%,
Mortgage-Backed                      08/25/19                              18,665
--6.90%
                           328,954   Fannie Mae 1993-95 SB, 15.05%,
                                     06/25/08                             389,893
                         2,216,083   Fannie Mae 1993-189 SB, 6.19%,
                                     10/25/23                           1,737,734

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $    176,000   Fannie Mae 1993-202 SJ, 9.00%,
Mortgage-Backed                      11/25/23                        $    176,655
(continued)              2,695,474   Fannie Mae 1993-208 SE, 6.93%,
                                     11/25/23                           2,464,674
                           519,851   Fannie Mae 1993-221 SD, 9.00%,
                                     03/25/08                             517,608
                           295,866   Fannie Mae 1994-2 SB, 10.00%,
                                     01/25/24                             311,593
                           283,712   Fannie Mae 1994-41 SC, 3.70%,
                                     03/25/24                             201,860
                        15,000,000   Fannie Mae 1997-44 SB (IO),
                                     2.10%, 06/25/08                      898,500
                         2,086,538   Fannie Mae 1997-76 FS, 6.51%,
                                     09/17/27                           1,991,492
                         1,402,968   Fannie Mae 1999-4 SC, 2.79%,
                                     01/25/24                           1,121,935
                           825,000   Fannie Mae, 7.50%, 04/15/30          810,818
                             6,158   Freddie Mac 1164 O, 6.66%,
                                     11/15/06                              77,971
                           200,000   Freddie Mac 1634 SE, 8.80%,
                                     12/15/23                             203,874
                           952,656   Freddie Mac 1967 BC, 0.00%,
                                     06/17/27                             695,911
                           134,706   Freddie Mac 2089 SA, 6.25%,
                                     07/15/15                             121,263
                        47,496,213   Freddie Mac 2136 SG (IO),
                                     1.65%, 03/15/29                    2,427,056
                         1,231,646   Freddie Mac 2149 JD (IO),
                                     6.50%, 04/15/17                      252,286
                         3,728,019   Freddie Mac 2149 KQ (IO),
                                     6.50%, 08/15/18                      761,157
                         2,496,660   Freddie Mac 2156 S, 7.48%,
                                     05/15/29                           2,144,786
                           460,749   Freddie Mac Gold 21 SG, 9.39%,
                                     10/25/23                             515,553
                         2,858,374   Freddie Mac Pool 786781,
                                     6.88%, 08/01/29                    2,844,855
                         1,437,257   Government National Mortgage
                                     Association 1994-1 C (IO),
                                     7.99%, 08/16/23                      433,132
                            85,480   Government National Mortgage
                                     Association Pool 1849, 8.50%,
                                     08/20/24                              87,342
                           171,736   Government National Mortgage
                                     Association Pool 2020, 8.50%,
                                     06/20/25                             175,310

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                         AMOUNT                  ISSUES                 VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $    123,642   Government National Mortgage
Mortgage-Backed                      Association Pool 2286, 8.50%,
(continued)                          09/20/26                        $    126,107
                           646,448   Government National Mortgage
                                     Association Pool 2487, 8.50%,
                                     09/20/27                             659,407
                           521,160   Government National Mortgage
                                     Association Pool 422972,
                                     6.50%, 07/15/29                      491,671
                         3,000,000   Government National Mortgage
                                     Association Pool, 6.00%,
                                     04/15/15                           2,744,064
                                                                     ------------
                                                                       25,403,172
                                                                     ------------
                                     TOTAL MORTGAGE-BACKED            113,333,671
                                                                     ------------
U.S. TREASURY NOTES--0.05%
                           199,000   U.S. Treasury Notes, 7.00%,
                                     07/15/06                             205,965
                                                                     ------------
                                     TOTAL BONDS
                                     (Cost $317,434,509)              313,469,059
                                                                     ------------
SHORT TERM INVESTMENTS--10.97%
Commercial Paper         2,800,000   Coca-Cola Co., 6.02%(5),
--9.90%                              04/20/00                           2,791,340
                        10,000,000   Ford Motor Credit Co.,
                                     5.85%(5), 04/05/00                 9,993,589
                        14,000,000   General Motors Acceptance
                                     Corp., 6.13%(5), 04/11/00         13,976,900
                         9,700,000   IBM Credit Corp., 5.99%(5),
                                     04/18/00                           9,673,295
                                                                     ------------
                                                                       36,435,124
                                                                     ------------
Money Market RIC         3,000,000   J.P. Morgan Institutional
--0.82%                              Prime Money Market                 3,000,000
                                                                     ------------
U.S. Treasury Bills        931,000   U.S. Treasury Bill, 5.51% to
--0.25%                              5.89%(5), 06/08/00                   921,288
                                                                     ------------
                                     TOTAL SHORT TERM INVESTMENTS
                                     (Cost $40,356,597)                40,356,412
                                                                     ------------
                                     TOTAL INVESTMENTS--96.16%
                                     (Cost $357,791,106)(1)           353,825,471
                                     CASH AND OTHER ASSETS,
                                     LESS LIABILITIES--3.84%           14,117,561
                                                                     ------------
                                     NET ASSETS--100.00%             $367,943,032
                                                                     ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       FUTURES CONTRACTS: SHORT POSITIONS

NUMBER OF                                                        UNREALIZED
CONTRACTS                                                      (DEPRECIATION)
---------                                                      --------------
   (38)       U.S. Treasury 2 Year Note, June 2000              $    (9,438)
   (32)       U.S. Treasury 5 Year Note, June 2000                  (24,000)
  (497)       U.S. Treasury 10 Year Note, June 2000              (1,377,371)
  (134)       U.S. Long Bond, June 2000                            (452,250)
                                                                -----------
                                                                $(1,863,059)
                                                                ===========

Notes:
(1) Cost for Federal income tax purposes is $357,793,862 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 2,336,965
Gross unrealized depreciation     (6,305,356)
                                 -----------
    Net unrealized depreciation  $(3,968,391)
                                 ===========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2000 was $80,548,682 representing 21.89% of total net assets.
(5) Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

(6) Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

SECURITY                          DATE OF PURCHASE       VALUE       % OF TNA
--------                          ----------------    -----------    --------
Delta Funding Home Equity Loan
  Trust 1996-2 A5, 8.01%,
  10/25/27                            11/13/98        $ 2,020,030      0.55%
DLJ Commercial Mortgage Corp.
  1999-CG2 S (IO), 0.46%,
  06/10/24                            08/01/99          5,113,724      1.39%
DLJ Mortgage Acceptance Corp.
  1993-Q18 SC (IO), 2.81%,
  01/25/24                            09/30/97              4,985      0.00%
DLJ Mortgage Acceptance Corp.
  1994-Q8 IIS (IO), 1.78%,
  05/25/24                            06/19/97            340,052      0.09%
DLJ Mortgage Acceptance Corp.
  1995-QE11 SA (IO), 4.95%,
  12/25/25                            03/30/99             60,482      0.02%
DLJ Mortgage Acceptance Corp.
  1996-QA S (IO), 3.07%,
  01/25/26                            10/20/98            294,826      0.08%
DLJ Mortgage Acceptance Corp.
  1996-Q5 SA (IO), 3.33%,
  06/25/26                            01/04/99            105,016      0.03%
LB Commercial Conduit Mortgage
  Trust 1998-C4 X (IO), 0.56%,
  09/15/23                            07/01/99          5,743,334      1.56%
                                                      -----------      ----
                                                      $13,682,449      3.72%
                                                      ===========      ====

(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 2000.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
BONDS--47.85%
ASSET-BACKED          $   194,417   First Alliance Mortgage Loan
SECURITIES--4.61%(3)                Trust 1994-4 A1, 9.28%, 02/25/26  $   193,675
                          250,000   Green Tree Home Improvement Loan
                                    Trust 1998-B HEM2, 7.33%,
                                    11/15/29                              239,570
                           13,392   Nationscredit Grantor Trust
                                    1997-1 A, 6.75%, 08/15/13              13,191
                            5,013   Navistar Financial Corp. Owner
                                    Trust 1996-B A3, 6.33%, 04/21/03        5,014
                          500,000   Newbury Funding CBO Ltd. 2000-1
                                    A3 (FRN), 8.85%, 02/15/30(4)          498,800
                           35,603   New York City Tax Lien 1998-2A
                                    A, 7.98%, 07/25/06(4)                  35,197
                          261,690   Structured Settlements Fund
                                    1999-A A, 7.25%, 12/15/00(4)          255,475
                                                                      -----------
                                                                        1,240,922
                                                                      -----------
CORPORATES--37.72%(2)
Banks--5.86%              200,000   Capital One Bank, 6.26%,
                                    05/07/01                              197,582
                          300,000   National Consumer Coop. Bank
                                    (FRN) (MTN), 7.04%, 04/02/01          299,827
                          200,000   Providian National Bank, 6.25%,
                                    05/07/01                              196,488
                          200,000   Providian National Bank, 6.75%,
                                    03/15/02                              194,947
                          300,000   Republic New York Corp. (FRN),
                                    5.98%, 10/28/02                       296,076
                          400,000   Skandinavinska Enskilda, 5.66%,
                                    03/29/49                              393,480
                                                                      -----------
                                                                        1,578,400
                                                                      -----------
Brokerage                  20,000   Donaldson, Lufkin, Jenrette,
Services--2.24%                     Inc. (FRN) (MTN), 6.53%,
                                    10/29/07                               19,759
                          300,000   Lehman Brothers Holdings, PLC
                                    (FRN) (MTN), 6.39%, 07/30/04          298,560
                          300,000   Paine Webber Group, Inc. (FRN)
                                    (MTN), 6.60%, 10/22/07                287,010
                                                                      -----------
                                                                          605,329
                                                                      -----------
Finance--9.25%            300,000   Conseco, Inc., 6.40%, 06/15/01        289,641
                          500,000   Conseco, Inc., 8.50%, 10/15/02        488,500
                          375,000   Gatx Leasing Corp. (MTN),
                                    10.00%, 03/21/01                      382,639
                          750,000   Golden State Holdings (FRN),
                                    7.05%, 08/01/03                       745,800

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Finance (continued)   $   273,441   Queens Funding Ltd., 7.50%,
                                    09/22/01                          $   270,651
                          300,000   Trizec Finance Ltd., 10.88%,
                                    10/15/05                              313,875
                                                                      -----------
                                                                        2,491,106
                                                                      -----------
Industrial--5.69%          10,000   Cemex S.A. (MTN), 8.50%,
                                    08/31/00                               10,064
                          300,000   Columbia/HCA Healthcare (MTN),
                                    6.88%, 07/15/01                       291,682
                          350,000   Shoppers Food Warehouse Corp.,
                                    9.75%, 06/15/04                       367,500
                          200,000   Softkey International, 5.50%,
                                    11/01/00                              194,880
                          600,000   Waste Management, Inc., 4.00%,
                                    02/01/02                              530,760
                          150,000   Waste Management, Inc., 6.63%,
                                    07/15/02                              141,315
                                                                      -----------
                                                                        1,536,201
                                                                      -----------
Real Estate               350,000   Developers Diversified Realty
Investment Trust                    Corp. (MTN), 7.38%, 09/18/01          345,249
(REIT)--12.97%
                          300,000   EOP Operating L.P., 6.38%,
                                    02/15/02                              292,342
                          615,000   Health & Retirement Properties
                                    Trust, 7.50%, 10/01/03                577,908
                          455,000   Health Care Properties, 6.00%,
                                    10/01/03                              444,194
                          300,000   HRPT Properties Trust, 7.50%,
                                    10/01/03                              281,906
                          200,000   Liberty Property L.P. (MTN),
                                    6.60%, 06/05/02                       193,613
                          415,000   Meditrust Corp., 8.54%, 07/01/00      411,804
                          300,000   Rouse Co. (FRN) (MTN), 6.95%,
                                    05/29/01                              299,674
                          100,000   Spieker Properties L.P. (MTN),
                                    7.58%, 12/17/01                        99,249
                          300,000   United Dominion Realty Trust,
                                    8.63%, 03/15/03                       302,820
                          250,000   United Dominion Realty Trust
                                    (MTN), 7.67%, 01/26/04                243,361
                                                                      -----------
                                                                        3,492,120
                                                                      -----------
Utilities--1.71%          150,000   Duquesne Light Co., 8.38%,
                                    05/15/24                              157,555
                          300,000   El Paso Energy Corp., 12.00%,
                                    12/15/00                              302,193
                                                                      -----------
                                                                          459,748
                                                                      -----------
                                    TOTAL CORPORATES                   10,162,904
                                                                      -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED--5.24%(3)
Non-Agency            $46,055,227   BA Mortgage Securities, Inc.
Mortgage-Backed                     1998-3 1X2 (IO), 0.05%, 07/25/28  $    54,115
--4.06%
                          213,891   DLJ Mortgage Acceptance Corp.
                                    1992-Q4 A2, 7.53%, 07/25/22           214,088
                        1,863,566   DLJ Mortgage Acceptance Corp.
                                    1994-QE2 S (IO), 4.07%,
                                    06/25/24(4,6)                         110,714
                            1,386   Financial Asset Securitization,
                                    Inc. 1997-NAM1 FXA4, 7.50%,
                                    05/25/27                                1,386
                           89,645   IMPAC Secured Assets CMN Owner
                                    Trust 1999-2 A9, 9.00%, 01/25/30       21,739
                          217,427   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%, 06/25/26      214,403
                          120,922   Resolution Trust Corp. 1991-6
                                    B6, 8.74%, 03/25/21                   120,443
                           29,000   Ryland Mortgage Securities Corp.
                                    III 1992-A 1C, 8.26%, 03/29/30         28,724
                          240,057   Sasco Floating Rate Commercial
                                    Mortgage Trust 1998-C3A E,
                                    6.88%, 06/25/01(4)                    236,733
                          108,281   Summit Mortgage Trust 2000-1 B5,
                                    6.14%, 12/28/12(4)                     91,210
                                                                      -----------
                                                                        1,093,555
                                                                      -----------
U.S. Agency                49,808   Fannie Mae G-36 ZB, 7.00%,
Mortgage-Backed                     11/25/21                               48,685
--1.18%

                           23,196   Fannie Mae 1993-95 SB, 15.05%,
                                    06/25/08                               27,493
                           70,714   Fannie Mae 1999-1 S, 10.25%,
                                    07/25/23                               76,521
                          656,352   Freddie Mac 1543 TH (IO), 3.50%,
                                    01/15/19                                7,824
                            3,549   Freddie Mac 1584 S, 5.12%,
                                    09/15/23                                2,908
                           20,000   Freddie Mac 2012 SD, 4.67%,
                                    11/15/27                               13,170
                          100,000   Freddie Mac 2051 E, 7.00%,
                                    09/15/27                               92,447
                           44,862   Freddie Mac Gold 2 L, 8.00%,
                                    11/25/22                               47,402
                                                                      -----------
                                                                          316,450
                                                                      -----------
                                    TOTAL MORTGAGE-BACKED               1,410,005
                                                                      -----------
U.S. TREASURY NOTES--0.28%
                           75,000   U.S. Treasury Notes, 6.25%,
                                    02/15/03                               74,625
                                                                      -----------
                                    TOTAL BONDS
                                    Cost ($12,948,541)                 12,888,456
                                                                      -----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
COMMON STOCK--2.11%
                      $     3,776   S&P 500 Depository Receipt        $   568,524
                                                                      -----------
                                    TOTAL COMMON STOCK
                                    (Cost $550,695)                       568,524
                                                                      -----------
SHORT TERM INVESTMENTS--48.28%
Agency Discount         3,350,000   FC Discount Note, 04/12/00          3,343,930
Note--12.42%                                                          -----------

Commercial              1,300,000   Bellsouth Telecommunications,
Paper--30.75%                       Inc., 6.13% to 6.24%(5),
                                    04/19/00                            1,296,088
                        1,300,000   Campbell Soup Co., 6.12%(5),
                                    04/14/00                            1,297,183
                        1,300,000   Ford Motor Credit Co., 5.85%(5),
                                    04/05/00                            1,299,142
                        1,300,000   General Motors Acceptance Corp.,
                                    6.12%(5), 04/20/00                  1,295,883
                          500,000   GTE Funding, Inc., 6.12%(5),
                                    04/18/00                              498,567
                          300,000   IBM Credit Corp., 5.99%(5),
                                    04/18/00                              299,174
                        1,000,000   Merrill Lynch & Co., 6.21%(5),
                                    04/12/00                              998,130
                        1,300,000   Pitney Bowes, Inc., 6.06%(5),
                                    04/19/00                            1,296,100
                                                                      -----------
                                                                        8,280,267
                                                                      -----------
U.S. Treasury           1,390,000   U.S. Treasury Bill, 5.51% to
Bills--5.11%                        5.87%(5), 06/08/00                  1,375,500
                                                                      -----------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $12,999,740)                 12,999,697
                                                                      -----------
                                    TOTAL INVESTMENTS--98.24%
                                    (Cost $26,498,976)(1)              26,456,677
                                    CASH AND OTHER ASSETS,
                                    LESS LIABILITIES--1.76%               474,242
                                                                      -----------
                                    NET ASSETS--100.00%               $26,930,919
                                                                      ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2000

                       FUTURES CONTRACTS: LONG POSITIONS

NUMBER OF                                                         UNREALIZED
CONTRACTS                                                        APPRECIATION
---------                                                        ------------
    70        S&P 500 Index, June 2000                            $1,130,549
     2        S&P 500 Mini, June 2000                                  5,068
                                                                  ----------
                                                                  $1,135,617
                                                                  ==========

Notes:
(1) Cost for Federal income tax purposes is $26,498,976 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 130,197
Gross unrealized depreciation     (172,496)
                                 ---------
    Net unrealized depreciation  $ (42,299)
                                 =========

(2) Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
(3) Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 2000 was $1,672,323 representing 6.21% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

SECURITY                            DATE OF PURCHASE     VALUE      % OF TNA
--------                            ----------------    --------    --------
DLJ Mortgage Acceptance Corp.
  1994-QE2 S (IO), 4.07%, 06/25/24      07/01/99        $110,714      0.41%
                                                        ========      ====

(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 2000.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000

                                      TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                       BOND FUND      BOND FUND         FUND
                                      ------------   ------------   -------------
ASSETS:
  Investments, at value (Cost
    $251,830,940, $357,791,106 and
    $26,498,976, respectively) (Note
    2)                                $247,534,989   $353,825,471    $26,456,677
  Cash and cash equivalents (Note 2)    10,015,018      5,590,938      1,448,763
  Dividends and interest receivable      3,451,532      3,058,227        224,056
  Receivable for capital stock sold     15,686,994     49,585,989         26,424
  Deferred unamortized
    organizational costs (Note 2)           15,099         15,140         12,462
  Variation Margin (Note 3)                      0              0        225,519
  Other assets                              17,513         48,115             25
                                      ------------   ------------    -----------
        Total assets                   276,721,145    412,123,880     28,393,926
                                      ------------   ------------    -----------
LIABILITIES:
  Payable for securities purchased       9,624,317      3,552,469      1,400,210
  Payable for capital stock redeemed    16,002,940     40,081,230         10,727
  Variation margin (Note 3)                 27,474        205,344              0
  Due to Adviser (Note 5)                   79,725        111,717         24,268
  Accrued expenses                          71,975        107,012         27,802
  Distributions payable                    118,660        123,076              0
  Other Liabilities                          2,368              0              0
                                      ------------   ------------    -----------
        Total liabilities               25,927,459     44,180,848      1,463,007
                                      ------------   ------------    -----------
        Net assets                    $250,793,686   $367,943,032    $26,930,919
                                      ============   ============    ===========
CLASS M SHARES:
  Net assets (Applicable to
    23,348,746, 32,868,832 and
    2,262,671 shares of beneficial
    interest issued and outstanding,
    respectively, unlimited number
    of shares authorized with a
    $0.01 par value)                  $235,417,932   $328,418,498    $26,930,919
                                      ============   ============    ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS M SHARE        $10.08          $9.99         $11.90
                                            ======          =====         ======

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                      TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                       BOND FUND      BOND FUND         FUND
                                      ------------   ------------   -------------
CLASS I SHARES*:
  Net assets (Applicable to
    1,525,372, 3,956,410 and 0
    shares of beneficial interest
    issued and outstanding,
    respectively, unlimited number
    of shares authorized with a
    $0.01 par value)                  $ 15,375,754   $ 39,524,534            N/A
                                      ============   ============    ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER CLASS I SHARE        $10.08          $9.99            N/A
                                            ======          =====         ======
NET ASSETS CONSIST OF:
  Capital paid-in                     $256,931,856   $372,545,558    $25,700,780
  Accumulated undistributed net
    investment income                            0              0        229,444
  Accumulated undistributed net
    realized (loss) gain on
    investments                         (1,633,440)     1,226,168        (92,623)
  Net unrealized (depreciation)
    appreciation on investments         (4,504,730)    (5,828,694)     1,093,318
                                      ------------   ------------    -----------
                                      $250,793,686   $367,943,032    $26,930,919
                                      ============   ============    ===========

* Class I shares commenced operations on March 31, 2000.

N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 2000

                                          TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                           BOND FUND      BOND FUND         FUND
                                          ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                               $         0    $         0     $    3,375
  Interest                                 13,463,233     23,205,481        770,845
                                          -----------    -----------     ----------
        Total investment income            13,463,233     23,205,481        774,220
                                          -----------    -----------     ----------
EXPENSES:
  Investment advisory fees (Note 5)           895,646      1,429,895         49,994
  Transfer agent fees                          32,518         35,147         20,714
  Administration fees                         103,891        192,373          7,092
  Registration and filing fees                 48,271         54,355         20,137
  Reports to shareholders                       7,509         25,841          1,599
  Custodian fees                               43,166         74,067         18,372
  Accounting services                          49,368         63,456         25,001
  Legal fees                                   14,614         30,103            620
  Insurance expenses                            9,801         19,942            744
  Trustees' fees and expenses                  16,047         23,429          8,522
  Auditing and tax consulting fees             18,627         19,120         14,183
  Amortization of organizational
    expenses (Note 2)                           7,632          7,591          3,879
  Miscellaneous expenses                            0            381            944
                                          -----------    -----------     ----------
        Total operating expenses            1,247,090      1,975,700        171,801
  Expenses waived and reimbursed (Note
    5)                                       (191,678)      (242,609)      (100,284)
                                          -----------    -----------     ----------
        Net expenses                        1,055,412      1,733,091         71,517
                                          -----------    -----------     ----------
        Net investment income              12,407,821     21,472,390        702,703
                                          -----------    -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS:
  Net realized (loss) gain on
    investments and futures contracts      (1,380,470)     2,297,075        362,951
  Net change in unrealized
    (depreciation) on investments          (4,064,158)    (4,009,742)       (78,743)
  Net change in unrealized
    (depreciation) appreciation on
    futures contracts                        (208,779)    (1,863,059)       950,484
                                          -----------    -----------     ----------
  Net realized and unrealized (loss)
    gain on investments and futures
    contracts                              (5,653,407)    (3,575,726)     1,234,692
                                          -----------    -----------     ----------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                              $ 6,754,414    $17,896,664     $1,937,395
                                          ===========    ===========     ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         TOTAL RETURN
                                                          BOND FUND
                                                 ----------------------------
                                                     YEAR            YEAR
                                                    ENDED           ENDED
                                                  MARCH 31,       MARCH 31,
                                                     2000            1999
                                                 ------------    ------------
OPERATIONS:
  Net investment income                          $ 12,407,821    $  4,119,546
  Net realized (loss) gain on investments and
    futures contracts                              (1,380,470)        831,877
  Net change in unrealized (depreciation) on
    investments                                    (4,064,158)       (326,594)
  Net change in unrealized (depreciation) on
    futures contracts                                (208,779)              0
                                                 ------------    ------------
  Net increase in net assets resulting from
    operations                                      6,754,414       4,624,829
                                                 ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                       (12,407,821)     (4,119,546)
    Class I                                                 0             N/A
  Realized gains on investments:
    Class M                                          (208,878)     (1,102,035)
    Class I                                                 0             N/A
                                                 ------------    ------------
  Net decrease in net assets resulting from
    distributions                                 (12,616,699)     (5,221,581)
                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                  188,704,317      95,874,744
    Shares issued in reinvestment of dividends
      and distributions                            11,676,678       4,389,756
    Cost of shares redeemed                       (74,333,936)     (9,417,607)
                                                 ------------    ------------
        Total class M shares                      126,047,059      90,846,893
                                                 ------------    ------------
  Class I:
    Proceeds from sale of shares                   15,375,754             N/A
    Shares issued in reinvestment of dividends
      and distributions                                     0             N/A
    Cost of shares redeemed                                 0             N/A
                                                 ------------    ------------
        Total class I shares                       15,375,754             N/A
                                                 ------------    ------------
  Net increase in net assets resulting from
    capital share transactions                    141,422,813      90,846,893
                                                 ------------    ------------
  Net increase in net assets                      135,560,528      90,250,141
  Net assets at beginning of period               115,233,158      24,983,017
                                                 ------------    ------------
  Net assets at end of period (including
    undistributed net investment income of $0,
    and $0, respectively)                        $250,793,686    $115,233,158
                                                 ============    ============

N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        LOW DURATION
                                                         BOND FUND
                                               ------------------------------
                                                   YEAR             YEAR
                                                   ENDED            ENDED
                                                 MARCH 31,        MARCH 31,
                                                   2000             1999
                                               -------------    -------------
OPERATIONS:
  Net investment income                        $  21,472,390    $  12,792,817
  Net realized gain on investments and
    futures contracts                              2,297,075          380,876
  Net change in unrealized (depreciation) on
    investments                                   (4,009,742)        (274,087)
  Net change in unrealized (depreciation) on
    futures contracts                             (1,863,059)               0
                                               -------------    -------------
  Net increase in net assets resulting from
    operations                                    17,896,664       12,899,606
                                               -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income:
    Class M                                      (21,472,390)     (12,792,817)
    Class I                                                0              N/A
  Realized gains on investments:
    Class M                                       (1,450,548)        (204,074)
    Class I                                                0              N/A
                                               -------------    -------------
  Net decrease in net assets resulting from
    distributions                                (22,922,938)     (12,996,891)
                                               -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Class M:
    Proceeds from sale of shares                 370,849,753      234,531,692
    Shares issued in reinvestment of
      dividends and distributions                 22,013,940       12,586,415
    Cost of shares redeemed                     (294,756,105)    (146,996,632)
                                               -------------    -------------
        Total class M shares                      98,107,588      100,121,475
                                               -------------    -------------
  Class I:
    Proceeds from sale of shares                  39,524,533              N/A
    Shares issued in reinvestment of
      dividends and distributions                          0              N/A
    Cost of shares redeemed                                0              N/A
                                               -------------    -------------
        Total class I shares                      39,524,533              N/A
                                               -------------    -------------
  Net increase in net assets resulting from
    capital share transactions                   137,632,121      100,121,475
                                               -------------    -------------
  Net increase in net assets                     132,605,847      100,024,190
  Net assets at beginning of period              235,337,185      135,312,995
                                               -------------    -------------
  Net assets at end of period (including
    undistributed net investment income of
    $0, and $0, respectively)                  $ 367,943,032    $ 235,337,185
                                               =============    =============

N/A -- Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          ALPHATRAK 500
                                                              FUND
                                                    -------------------------
                                                       YEAR          PERIOD
                                                       ENDED         ENDED
                                                     MARCH 31,     MARCH 31,
                                                       2000          1999*
                                                    -----------    ----------
OPERATIONS:
  Net investment income                             $   702,703    $  179,291
  Net realized gain on investments and futures
    contracts                                           362,951       364,745
  Net change in unrealized (depreciation)
    appreciation on investments                         (78,743)       36,444
  Net change in unrealized appreciation on futures
    contracts                                           950,484       185,133
                                                    -----------    ----------
  Net increase in net assets resulting from
    operations                                        1,937,395       765,613
                                                    -----------    ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                (599,957)      (53,441)
  Realized gains on investments                        (819,471)            0
                                                    -----------    ----------
  Net decrease in net assets resulting from
    distributions                                    (1,419,428)      (53,441)
                                                    -----------    ----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                     17,630,992     7,484,039
    Shares issued in reinvestment of dividends and
      distributions                                   1,419,042        53,410
    Cost of shares redeemed                            (741,007)     (145,696)
                                                    -----------    ----------
  Net increase in net assets resulting from
    capital share transactions                       18,309,027     7,391,753
                                                    -----------    ----------
  Net increase in net assets                         18,826,994     8,103,925
  Net assets at beginning of period                   8,103,925             0
                                                    -----------    ----------
  Net assets at end of period (including
    undistributed net investment income of
    $229,444, and $126,698, respectively)           $26,930,919    $8,103,925
                                                    ===========    ==========

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS
THE TABLES BELOW SET FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                          TOTAL RETURN
                                                            BOND FUND
                                                ---------------------------------
                                                  YEAR        YEAR        YEAR
                                                  ENDED       ENDED       ENDED
                                                MARCH 31,   MARCH 31,   MARCH 31,
                                                  2000        1999        1998
                                                ---------   ---------   ---------
Net Asset Value, Beginning of Period              $10.53      $10.49      $10.00
                                                  ------      ------      ------
Income from Investment Operations:
  Net investment income                             0.78        0.71        0.73
  Net realized and unrealized (loss) gain on
    investments and futures contracts              (0.44)       0.19        0.60
                                                  ------      ------      ------
  Total from Investment Operations                  0.34        0.90        1.33
                                                  ------      ------      ------
Less Distributions:
  Dividends from net investment income             (0.78)      (0.71)      (0.73)
  Distributions from net capital gains on
    investments                                    (0.01)      (0.15)      (0.11)
                                                  ------      ------      ------
  Total Distributions                              (0.79)      (0.86)      (0.84)
                                                  ------      ------      ------
Net Asset Value, End of Period                    $10.08      $10.53      $10.49
                                                  ======      ======      ======
Total Return                                        3.39%       8.84%      13.71%
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)      $250,794    $115,233    $ 24,983
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                    0.77%       0.97%       1.99%
    After expense reimbursement                     0.65%       0.65%       0.65%
  Ratio of Net Income to Average Net Assets
    Before expense reimbursement                    7.56%       6.60%       6.05%
    After expense reimbursement                     7.68%       6.92%       7.39%
  Portfolio Turnover Rate                            128%        136%        235%

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                          LOW DURATION
                                                            BOND FUND
                                                ---------------------------------
                                                  YEAR        YEAR        YEAR
                                                  ENDED       ENDED       ENDED
                                                MARCH 31,   MARCH 31,   MARCH 31,
                                                  2000        1999        1998
                                                ---------   ---------   ---------
Net Asset Value, Beginning of Period              $10.15      $10.18      $10.00
                                                  ------      ------      ------
Income from Investment Operations:
  Net investment income                             0.72        0.66        0.65
  Net realized and unrealized (loss) gain on
    investments and futures contracts              (0.11)      (0.02)       0.19
                                                  ------      ------      ------
  Total from Investment Operations                  0.61        0.64        0.84
                                                  ------      ------      ------
Less Distributions:
  Dividends from net investment income             (0.72)      (0.66)      (0.65)
  Distributions from net capital gains on
    investments                                    (0.05)      (0.01)      (0.01)
                                                  ------      ------      ------
  Total Distributions                              (0.77)      (0.67)      (0.66)
                                                  ------      ------      ------
Net Asset Value, End of Period                     $9.99      $10.15      $10.18
                                                  ======      ======      ======
Total Return                                        6.22%       6.54%       8.71%
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)      $367,943    $235,337    $135,313
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                    0.66%       0.70%       0.93%
    After expense reimbursement                     0.58%       0.58%       0.58%
  Ratio of Net Income to Average Net Assets
    Before expense reimbursement                    7.14%       6.49%       6.37%
    After expense reimbursement                     7.22%       6.61%       6.72%
  Portfolio Turnover Rate                            126%         73%        102%

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                             ALPHATRAK 500
                                                                 FUND*
                                                         ----------------------
                                                           YEAR        PERIOD
                                                           ENDED        ENDED
                                                         MARCH 31,    MARCH 31,
                                                           2000         1999*
                                                         ---------    ---------
Net Asset Value, Beginning of Period                       $11.40      $10.00
                                                           ------     -------
Income from Investment Operations:
  Net investment income                                      0.63        0.44
  Net realized and unrealized gain on investments and
    futures contracts                                        1.43        1.22
                                                           ------     -------
  Total from Investment Operations                           2.06        1.66
                                                           ------     -------
Less Distributions:
  Dividends from net investment income                      (0.70)      (0.26)
  Distributions from net capital gains on investments       (0.86)       0.00
                                                           ------     -------
  Total Distributions                                       (1.56)      (0.26)
                                                           ------     -------
Net Asset Value, End of Period                             $11.90      $11.40
                                                           ======     =======
Total Return                                                19.28%      17.28%
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)                $26,931      $8,104
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                             1.59%       3.39%#
    After expense reimbursement                              0.66%       0.72%#
  Ratio of Net Income to Average Net Assets
    Before expense reimbursement                             5.56%       4.14%#
    After expense reimbursement                              6.49%       6.81%#
  Portfolio Turnover Rate                                     280%         74%

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.
# Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000

1. SUMMARY OF ORGANIZATION

  The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended. The Trust currently consists of four separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund"), Metropolitan West AlphaTrak 500 Fund (the "AlphaTrak 500 Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investments operations on March 31, 1997. Effective March 31, 2000, the Low Duration Bond Fund and the Total Return Bond Fund offered two classes of shares: Class M (existing shares) and Class I shares. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Short-Term Investment Fund was not operational at March 31, 2000.

  The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

  The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The dollar-weighted average maturity for this Fund will exceed its portfolio duration.

  The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed income securities of varying maturities with a portfolio duration of up to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds:

  SECURITY VALUATION:
  Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange.

--------------------------------------------------------------------------------

  However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value) if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in-first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

  ORGANIZATION COSTS:
  Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

  DISTRIBUTIONS TO SHAREHOLDERS:
  The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

  FEDERAL INCOME TAXATION:
  It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------

  CASH AND CASH EQUIVALENTS:
  The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

  USE OF ESTIMATES:
  In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO INVESTMENTS

  The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

  Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing

--------------------------------------------------------------------------------
  a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

  The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the period ended March 31, 2000, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

  The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the advisor to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

  In addition to the securities listed above, the AlphaTrak 500 Fund may invest all of its assets in the following equity derivative instruments: S&P 500 Index

--------------------------------------------------------------------------------
  futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools or trusts that invest in such stocks.

4. SECURITIES TRANSACTIONS

  PURCHASES AND SALES:
  Investment transactions for the period ended March 31, 2000, excluding temporary short-term investments, were as follows:

                                        PURCHASES          SALES
                                       ------------    -------------
Total Return Bond Fund...............  $379,248,513    $239,889,004
Low Duration Bond Fund...............   491,632,573     335,615,657
AlphaTrak 500 Fund...................    33,176,989      24,005,791

5. INVESTMENT ADVISORY SERVICES

  Under the Investment Advisory Agreement relating to the Funds, Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. As compensation for these services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.55% and 0.48%, respectively, of each Fund's average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund's average daily net assets. The basic fee may be adjusted upward or downward (by up to 0.35% of the Fund's average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Under this agreement, the basic fee was increased by 0.11% resulting in $49,994 of total management fees, for the year ended March 31, 2000. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment

--------------------------------------------------------------------------------
  advisory fees and other transactions with affiliates, for the period ended March 31, 2000, were as follows:

                                             INVESTMENT     VOLUNTARY
                                              ADVISORY       EXPENSE
                                              FEE RATE     LIMITATION
                                             -----------   -----------
Total Return Bond Fund                          0.55%         0.65%
Low Duration Bond Fund                          0.48          0.58
AlphaTrak 500 Fund                           0.00 - 0.70   0.20 - 0.90

  Effective April 1, 2000, investment advisory fees and other transactions with affiliates, were as follows:

                                   INVESTMENT               VOLUNTARY
                                    ADVISORY                 EXPENSE
                                    FEE RATE               LIMITATION
                              ---------------------   ---------------------
                                CLASS M     CLASS I     CLASS M     CLASS I
                              -----------   -------   -----------   -------
Total Return Bond Fund           0.35%      0.35 %       0.65%      0.44 %
Low Duration Bond Fund           0.30       0.30         0.58       0.39
AlphaTrak 500 Fund            0.00 - 0.70    N/A      0.20 - 0.90    N/A

6.The Trust has begun to charge distribution fees pursuant to Rule 12b-1 under the 1940 Act with respect to the Class M shares of the Total Return Bond Fund and the Low Duration Bond Fund. Effective April 1, 2000, under the Plan, the Trust reimburses the Adviser, the Trust's distribution coordinator, at an annual rate equal to 0.21% (Total Return Bond Fund) and 0.19% (Low Duration Bond Fund) of the value of the average daily net assets attributable to the Class M shares of each Portfolio for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Class M shares. Rule 12b-1 fees currently are waived for the AlphaTrak 500 Fund.

--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS:

  Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

                                                          TOTAL RETURN BOND FUND
                                                 ----------------------------------------
                                                         CLASS M               CLASS I
                                                 ------------------------    ------------
                                                 YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                 MARCH 31,     MARCH 31,      MARCH 31,
                                                    2000          1999           2000
                                                 ----------    ----------    ------------
   Increase in Fund shares:
    Shares outstanding at beginning of period    10,941,629     2,381,576             0
    Shares sold                                  18,600,711     9,034,372     1,525,372
    Shares issued through reinvestment of
     dividends                                    1,150,223       413,999             0
    Shares redeemed                              (7,343,817)     (888,318)            0
                                                 ----------    ----------     ---------
   Net increase in Fund shares                   12,407,117     8,560,053     1,525,372
                                                 ----------    ----------     ---------
   Shares outstanding at end of period           23,348,746    10,941,629     1,525,372
                                                 ==========    ==========     =========

                                     LOW DURATION BOND FUND               ALPHATRAK 500 FUND
                            ----------------------------------------   -------------------------
                                     CLASS M              CLASS I
                            -------------------------   ------------
                            YEAR ENDED    YEAR ENDED    PERIOD ENDED   YEAR ENDED   PERIOD ENDED
                             MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                               2000          1999           2000          2000          1999
                            -----------   -----------   ------------   ----------   ------------
   Increase in Fund
    shares:
    Shares outstanding at
     beginning of period     23,175,723    13,289,111            0       711,012            0
    Shares sold              36,878,034    23,153,600    3,956,410     1,492,158      719,869
    Shares issued through
     reinvestment of
     dividends                2,185,904     1,240,285            0       124,121        5,327
    Shares redeemed         (29,370,829)  (14,507,273)           0       (64,620)     (14,184)
                            -----------   -----------    ---------     ---------      -------
   Net increase in Fund
    shares                    9,693,109     9,886,612    3,956,410     1,551,659      711,012
                            -----------   -----------    ---------     ---------      -------
   Shares outstanding at
    end of period            32,868,832    23,175,723    3,956,410     2,262,671      711,012
                            ===========   ===========    =========     =========      =======

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                          INDEPENDENT AUDITORS' REPORT
To the Shareholders and Board of Trustees of the Metropolitan West Funds:

We have audited the accompanying statement of assets and liabilities of the Metropolitan West Funds comprised of the Metropolitan West Total Return Bond Fund ("Total Return"), the Metropolitan West Low Duration Bond Fund ("Low Duration"), and the Metropolitan West AlphaTrak(TM) 500 Fund ("AlphaTrak"), including the schedules of portfolio investments, as of March 31, 2000 and the related statement of operations for the year then ended; the statements of changes in net assets for each of the two years in the period then ended for Total Return and Low Duration and for the year ended March 31, 2000 and for the period from June 29, 1998 (commencement of operations) to March 31, 1999 for AlphaTrak; and the financial highlights for each of the three years in the period then ended for Total Return and Low Duration and for the year ended March 31, 2000 and for the period from June 29, 1998 (commencement of operations) to March 31, 1999 for AlphaTrak. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Metropolitan West Total Return Bond Fund, the Metropolitan West Low Duration Bond Fund, and the Metropolitan West AlphaTrak(TM) 500 Fund as of March 31, 2000, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
May 5, 2000

--------------------------------------------------------------------------------

                               BOARD OF TRUSTEES
                              Scott B. Dubchansky
                                Keith T. Holmes
                               Laird R. Landmann
                             Martin Luther King III
                                James M. Lippman
                              Daniel D. Villanueva

                                    OFFICERS
                              Scott B. Dubchansky
                      Chairman of the Board, President and
                          Principal Executive Officer

                             Richard H. Schweitzer
             Treasurer, Principal Accounting and Financial Officer

                                 Lara Mulpagano
                       Secretary and Assistant Treasurer

                               James E. Menvielle
                              Assistant Treasurer

                 ADVISER:                                    AUDITORS:
  Metropolitan West Asset Management, LLC              Deloitte & Touche LLP
   11766 Wilshire Boulevard, Suite 1580          350 South Grand Avenue, Suite 200
           Los Angeles, CA 90025                       Los Angeles, CA 90071
                CUSTODIAN:                                 DISTRIBUTOR:
           The Bank of New York                    Provident Distributors, Inc.
           90 Washington Street                         3200 Horizon Drive
            New York, NY 10286                       King of Prussia, PA 19406
              TRANSFER AGENT:                             LEGAL COUNSEL:
                 PFPC Inc.                     Paul, Hastings, Janofsky & Walker LLP
              P.O. Box 61503                     345 California Street, 29th Floor
         King of Prussia, PA 19406                    San Francisco, CA 94104

                   [Metropolitan West Asset Management Logo]

                      For Additional Information about the
                         Metropolitan West Funds call:
                               (310) 966-8900 or
                           (800) 241-4671 (toll-free)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.